Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-42545
Entity Registrant Name	Apimeds Pharmaceuticals US, Inc.
Entity Central Index Key	0001894525
Entity Tax Identification Number	85-1099700
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Matawan Rd
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Matawan
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07747
City Area Code	848)
Local Phone Number	201-5010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	APUS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false